Investments In Affiliate (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended				12 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jul. 12, 2013 York participation in the share capital of Steadman Maritime Co., Marchant Maritime Co. and Horton Maritime Co. [Member]	Jun. 30, 2014 Costamare Ventures participation in the share capital of Kemp Maritime Co. and Hyde Maritime Co. for the construction of two 9000 TEU containerships, subject to upgrade [Member]	Dec. 31, 2013 Costamare Ventures participation in the share capital of Kemp Maritime Co. and Hyde Maritime Co. for the construction of two 9000 TEU containerships, subject to upgrade [Member]	Jun. 30, 2014 Costamare Ventures participation in the share capital of Ainsley Maritime Co. and Ambrose Maritime Co. for the construction of two 11,000 TEU containerships [Member]
Jun. 30, 2014
Costamare Ventures participation in the share capital of Benedict Maritime Co., Bertrand Maritime Co., Beardmore Maritime Co., Schofield Maritime Co. and Fairbank Maritime Co. for the construction of five 14,000 TEU containerships [Member]
								Jun. 30, 2014 Costamare Ventures participation in the share capital of Connell Maritime Co. [Member]	Jun. 30, 2014 Amounts received from affiliated company [Member]	Jun. 30, 2014 Costamare Ventures Inc. [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation			51.00%	49.00%		25.00%	40.00%	40.00%
Aggregate contributing amount			$ 16,044	$ 8,699	$ 8,707	$ 8,670	$ 28,610	$ 6,669
Dividend received from affiliate	1,813	0							1,813
Amounts received from affiliate									1,813
Equity loss on investments	$ (2,275)	$ 0								$ (2,275)